Taxation - Taxation rate reconciliation and factors that may affect future tax charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before taxation	$ 3,537	$ 5,460	$ 5,642
Share of after tax results of associates and joint ventures	193	414	443
Accounting profit excluding share of after tax results of associates and joint ventures	3,344	5,046	5,199
Notional charge at UK corporation tax rate	836	1,262	1,066
Differences in overseas tax rates	(45)	(86)	116
Non-taxable gain on disposals of businesses	(28)	0	0
Disposal of businesses and brands	54	17	(42)
Other items not chargeable	(69)	(72)	(76)
Impairment	105	6	(8)
Other items not deductible	105	70	85
Irrecoverable withholding taxes	60	55	46
Movements in provision related to uncertain tax positions	18	6	34
Changes in tax rates	4	(18)	13
Adjustments in respect of prior years	(41)	54	(71)
Taxation on profit	$ 999	$ 1,294	$ 1,163
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Notional charge at UK corporation tax rate	25.00%	25.00%	20.50%
Differences in overseas tax rates	(1.30%)	(1.70%)	2.30%
Non-taxable gain on disposals of businesses	(0.70%)	0.00%	0.00%
Disposal of businesses and brands	1.60%	0.30%	(0.80%)
Other items not chargeable	(2.10%)	(1.40%)	(1.50%)
Impairment	3.10%	0.10%	(0.20%)
Other items not deductible	3.10%	1.40%	1.60%
Irrecoverable withholding taxes	1.80%	1.10%	0.90%
Movements in provision related to uncertain tax positions	0.50%	0.10%	0.70%
Changes in tax rates	0.10%	(0.40%)	0.30%
Adjustments in respect of prior years	(1.20%)	1.10%	(1.40%)
Taxation on profit	29.90%	25.60%	22.40%
Tax rate before exceptional items(3)	24.90%	25.10%	24.80%